7. Share-based payments (Details 9) - Employee stock options Fully-vested [Member]	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Number of Shares
Outstanding, Beginning | shares
Granted | shares	5,000,000
Outstanding, Ending | shares	5,000,000
Exercisable, Ending | shares	5,000,000
Weighted Average Exercise Price
Outstanding, Beginning | $ / shares
Granted | $ / shares	$ 2.00
Outstanding, Ending | $ / shares	2.00
Exercisable, Ending | $ / shares	$ 2.00
Aggregate Intrinsic Value
Outstanding, Beginning | $
Granted | $
Outstanding, Ending | $
Exercisable, Ending | $